Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	3,883,350	4,232,260
Number of Options Outstanding, Granted	583,500	549,210
Number of Options Outstanding, Exercised	(2,039,735)	(46,800)
Number of Options Outstanding, Forfeited	(15,475)	(7,320)
Number of Options Outstanding, Expired	(17,150)	(844,000)
Number of Options Outstanding, Ending balance	2,394,490	3,883,350
Weighted Average Exercise Price, Beginning balance	$ 25.71	$ 26.71
Weighted Average Exercise Price, Granted	32.88	26.25
Weighted Average Exercise Price, Exercised	25.79	24.28
Weighted Average Exercise Price, Forfeited	31.04	29.24
Weighted Average Exercise Price, Expired	30.69	32.70
Weighted Average Exercise Price, Ending balance	$ 27.08	$ 25.71